As filed with the Securities and Exchange Commission on December 19, 2012

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 106	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 107	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

David T. Buhler, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on Monday, December 31, 2012, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 102 to its Registration Statement until December 31, 2012.  Post-Effective Amendment No. 102 to the Trust’s Registration Statement relates to the Stonebridge Small Cap Growth Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 102 under the Securities Act of 1933 and Amendment No. 103 under the Investment Company Act of 1940, filed on October 5, 2012, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Post-Effective Amendment No. 106 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on December 19, 2012.

FINANCIAL INVESTORS TRUST

(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	December 19, 2012
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	December 19, 2012
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	December 19, 2012
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	December 19, 2012
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	December 19, 2012
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	December 19, 2012
Michael “Ross” Shell*

/s/ Jeremy O. May	Treasurer	December 19, 2012
Jeremy O. May

*

Signature affixed by David T. Buhler pursuant to a power of attorney dated September 11, 2012.

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